Financial Instruments (Counterparty credit risk) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Counterparty credit risk
Total Collateral	$ 6,977
Fair value of collateral posted to counterparties for derivative obligations	502
Exposure To Counterparties Including Interest Net Collateral Excluding Derivatives	487
Derivative Liability After Collateral And Outstanding Interest Payments Excluding Embedded Derivatives	514
Cash [Member]
Counterparty credit risk
Total Collateral	3,709
Securities Held By Third Parties [Member]
Counterparty credit risk
Total Collateral	$ 3,268